Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of reconciliation of income tax expense

	2022	2021	2020

Income before income taxes	428,433	273,462	335,054
Combined statutory income taxes rate - %	34%	34%	34%
Income taxes at statutory rates	(145,667)	(92,977)	(113,918)
Reconciliation adjustments:
Tax effect on loss from an entity not subject to taxation	(32,859)	(37,794)	(8,474)
PROUNI - Fiscal Incentive (a)	270,062	194,830	120,851
Unrecognized deferred tax assets	(117,377)	(86,233)	(41,319)
Presumed profit income tax regime effect (b)	(1,549)	(7,066)	(2,640)
Permanent adjustments	(12,226)	(6,232)	2,567
Other	3,939	4,293	15,866
Income taxes expense – current	(35,677)	(31,179)	(27,067)
Effective rate	8.33%	11.40%	8.08%